FAIR VALUE MEASUREMENTS (Q3)	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 17: FAIR VALUE MEASUREMENTS

We invest a portion of our Cash and cash equivalents in money market mutual funds with original maturities of less than three months.  We manage foreign currency transaction exposures through operational strategies and the use of foreign currency hedging contracts. In accordance with the provisions of ASC Topic 820 – Fair Value Measurement, the following tables provide the valuation hierarchy classification of assets and liabilities that are recorded at fair value and measured on a recurring basis in our Unaudited Condensed Consolidated Balance Sheet:
September 30, 2020
(dollars in millions)	Total		Level 1	Level 2	Level 3
Recurring fair value measurement:
Money market mutual funds	$38	1	$—	$38	$—
Derivative assets	$15	2	$—	$15	$—
Derivative liabilities	$(33)	3	$—	$(33)	$—

[1] Included in Cash and cash equivalents on the accompanying Unaudited Condensed Consolidated Balance Sheet
[2] Included in Other assets, current on the accompanying Unaudited Condensed Consolidated Balance Sheet
[3] Included in Accrued liabilities on the accompanying Unaudited Condensed Consolidated Balance Sheet

Valuation Techniques. Our derivative assets and liabilities are measured at fair value using internal models based on observable market inputs, such as forward rate, interest rate, contract rate and discount rate.

The following table provides the carrying amounts and fair values of financial instruments that are not recorded at fair value in our Unaudited Condensed Consolidated Balance Sheet:
	September 30, 2020		December 31, 2019
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current and long-term debt (excluding finance leases)	$11,969	$12,531	$313	$313

The following tables provide the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Unaudited Condensed Consolidated Balance Sheet:

September 30, 2020
(dollars in millions)	Total	Level 1	Level 2	Level 3
Current and long-term debt (excluding finance leases)	$12,531	$10,478	$—	$2,053

December 31, 2019
(dollars in millions)	Total	Level 1	Level 2	Level 3
Current and long-term debt (excluding finance leases)	$313	$—	$—	$313

Valuation Techniques.  Based on the information available as of September 30, 2020, the fair value of the term loan credit facility was estimated on the basis of the present value of the expected future cash flows contractually due in accordance with the terms of the term loan credit agreement, a Level 3 measurement. The cash flows were discounted using the LIBOR rate at the valuation date based on the terms of the term loan credit agreement and adjusted for any change in credit risk premium. At September 30, 2020, the project financing obligations included in Long-term debt approximate fair value. During the three months ended September 30, 2020 and 2019, there were no transfers in or out of Levels 1, 2 or 3.

The following table presents changes during the nine months ended September 30, 2020 and 2019 in Level 3 liabilities not measured at fair value on a recurring basis:

	For the Nine Months Ended September 30,
(dollars in millions)	2020	2019
Fair value as of January 1	$313	$291
Issuances, including interest on project financing obligations	1,865	118
Settlements	(125)	(98)
Fair value as of September 30	$2,053	$311